MATERIAL ACCOUNTING POLICY INFORMATION - Disclosure of Expected Life and Residual Values for Intangible Assets (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Investor relations videos [Member]
Disclosure of detailed information about intangible assets [line items]
Expected Life	5 years	5 years
Residual Values	$ 0	$ 0
Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Expected Life	20 years	20 years
Residual Values	$ 0	$ 0